Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 ILS (₪)
Statement Line Items [Line Items]
Increase in balance of right-of-use assets and other receivables
Bottom of range [member]
Statement Line Items [Line Items]
Percentage of profits includes share of non-controlling interests	20.00%
Top of range [member]
Statement Line Items [Line Items]
Percentage of profits includes share of non-controlling interests	50.00%